Shareholders' Equity and Comprehensive Income (Share Repurchase Program) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended			12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Jan. 31, 2013 2013 share repurchase program	Apr. 30, 2011 2011 share repurchase program	Sep. 30, 2010 2010 share repurchase program	Sep. 27, 2013 Fiscal 2013 2013 share repurchase program	Sep. 27, 2013 Fiscal 2013 2011 share repurchase program	Sep. 28, 2012 Fiscal 2012 2011 share repurchase program	Sep. 30, 2011 Fiscal 2011 2011 share repurchase program	Sep. 30, 2011 Fiscal 2011 2010 share repurchase program
Share Repurchase Program [Line Items]
Approved Repurchase Amount (in shares)				$ 600,000,000	$ 1,000,000,000	$ 1,000,000,000
Repurchase of common shares held in treasury, shares							3.0	7.0	11.0	6.0	24.0
Repurchase of common shares under share repurchase program	300,000,000	500,000,000	1,300,000,000				100,000,000	200,000,000	500,000,000	300,000,000	1,000,000,000
Remaining Amount Available (in shares)				$ 500,000,000	$ 0	$ 0